Vessel Revenue, net and Voyage Expenses, Voyage Expenses from Time, Spot Charters and for Unfixed Periods (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Voyage Expenses [Abstract]
Voyage Expenses	$ 4,818	$ 1,383
Time Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	1,157	1,191
Spot Charter [Member]
Voyage Expenses [Abstract]
Voyage Expenses	3,021	0
Unfixed Periods [Member]
Voyage Expenses [Abstract]
Voyage Expenses	$ 640	$ 192